Revenue	12 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue	Note 7. Revenue

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Sales-based royalties	25	125	108
Total Revenue	25	125	108